Employee Cost - Summary of Change in Plan Assets for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	$ 157.3	₨ 12,918.1	₨ 12,313.1
Interest income	11.6	956.0	831.2
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)	(0.1)	(11.0)	(110.1)
Employer's contributions	23.9	1,962.6	529.5
Benefits paid	(9.5)	(777.7)	(839.3)
End of the year	184.1	15,129.7	12,918.1	₨ 12,313.1
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Interest income	(0.1)	(6.9)	(0.4)	(5.6)
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)	0.5	41.9	54.7	15.9
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member] | Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	40.9	3,357.1	2,650.6
Interest income	1.3	105.0	63.5
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)	(0.5)	(41.9)	(54.7)
Employer's contributions	5.6	461.3	862.5
Benefits paid	(0.8)	(67.6)	(62.5)
Foreign currency translation	0.5	44.6	(102.3)
End of the year	$ 47.0	₨ 3,858.5	₨ 3,357.1	₨ 2,650.6